Share-Based Compensation - RSU Activity (Details) - Restricted shares units - USD ($)	9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Number of restricted shares
Unvested restricted shares outstanding at beginning of the year (in shares)	50,725,912
Granted (in shares)	1,578,500
Vested (in shares)	11,331,332
Forfeited (in shares)	11,779,000
Unvested restricted shares outstanding at end of the year (in shares)	29,194,080
Vested or expected to vest (in shares)	29,194,080
Weighted average grant date fair value
Unvested restricted shares outstanding at beginning of the year (in dollars per share)	$ 0.20
Granted (in dollars per share)	0.10
Vested (in dollars per share)	0.22
Forfeited (in dollars per share)	0.17
Unvested restricted shares outstanding at end of the year (in dollars per share)	0.19
Vested or expected to vest (in dollars per share)	$ 0.19
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 4,477,292	$ 823,226